Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,032,560
Previously Paid Amount	0.00
Total Fee Amount	1,661.70
Total Offset Amount	0.00
Net Fee	1,661.70
Narrative - Max Aggregate Offering Price	$ 12,032,560
Final Prospectus	true